Warrants	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Warrants [Abstract]
Warrants
Note 12
Warrants

The Company accounts for warrants that have provisions that protect holders from a decline in the issue price of its common stock (or “down-round” provisions) and that contain net settlement provision as liabilities instead of equity. Down-round provisions reduce the exercise or conversion price of a warrant or convertible instrument if a company either issues equity shares for a price that is lower than the exercise or conversion price of those instruments or issues new warrants or convertible instruments that have a lower exercise or conversion price. Net settlement provisions allow the holder of the warrant to surrender shares underlying the warrant equal to the exercise price as payment of its exercise price, instead of physically exercising the warrant by paying cash. The Company evaluated whether warrants to acquire its common stock contain provisions that protect holders from declines in the stock price or otherwise could result in modification of the exercise price and/or shares to be issued under the respective warrant agreements based on a variable that is not an input to the fair value of a “fixed-for-fixed” option.

The warrants issued to the Investor, in conjunction with the original $18 million convertible note (see Note 11, Convertible Debt), contain a down-round provision. The Company concluded that the triggering event of the down-round provision was not based on an input to the fair value of “fixed-for-fixed” option and therefore is not considered indexed to the Company’s stock. The warrants contain net settlement provisions, and because they are not indexed to the Company’s stock, they are accounted for as a liability.

The Company recognizes these warrants as a liability at the fair value on each reporting date. The Company measured the fair value of these warrants as of September 30, 2011, and recorded other expense of $131,262 resulting from the increase of the liability associated with the fair value of the warrants for the three month period and recorded other expense of $1,441,672 resulting from the increase of the liability associated with the fair value of the warrants for the nine months ended September 30, 2011, respectively. The Company measured the fair value of these warrants as of September 30, 2010, and recorded other expense of $34,839 resulting from the increase of the liability associated with the fair value of the warrants for the three month period and recorded other expense of $132,795 resulting from the increase of the liability associated with the fair value of the warrants for the nine months ended September 30, 2010, respectively. The Company has accounted for the Investor’s warrants as a liability due to the “down-round” price protection provision. See Note 1, Fair Value Measurements. The Company computed the value of the warrants using the Black-Scholes method. The following are the key assumptions used to value the warrants as of the dates indicated:

	September 30, 2011	December 31, 2010
	(unaudited)
Number of shares underlying warrants	301,288	293,610
Exercise price	$17.92	$18.39
Fair value of warrants	$2,380,295	$938,623
Volatility	86.09%	83.04%
Risk-free interest rate	0.96%	2.71%
Expected dividend yield	0%	0%
Expected warrant life	5.42 years	6.17 years

The Company’s recurring fair value measurements at September 30, 2011 related only to the warrants issued to the Investor, and had a fair value of $2,380,295. The inputs used in measuring the fair value of these warrants are of Level 3, significant unobservable inputs.

No other warrants issued by the Company contain both down-round provisions and net settlement provisions.

Recurring Level 3 Activity and Reconciliation

The table below provides a reconciliation of the beginning and ending balances for the liability measured at fair value using significant unobservable inputs (Level 3). The table reflects gains and losses for the nine months for all financial liabilities categorized as Level 3 as of September 30, 2011.

Fair Value Measurements Using Significant Unobservable Inputs (Level 3):

Warrant liability:
Balance as of December 31, 2010	938,623
Increase in fair value of warrants	1,441,672
Balance as of September 30, 2011	$2,380,295

Note 12
Warrants:

Some of the Company's warrants have provisions that protect holders from a decline in the issue price of its common stock (or “down-round” provisions) or that contain net settlement provisions. The Company accounts for these warrants as liabilities instead of equity. Down-round provisions reduce the exercise or conversion price of a warrant or convertible instrument if a company either issues equity shares for a price that is lower than the exercise or conversion price of those instruments or issues new warrants or convertible instruments that have a lower exercise or conversion price. Net settlement provisions allow the holder of the warrant to surrender shares underlying the warrant equal to the exercise price as payment of its exercise price, instead of physically exercising the warrant by paying cash. The Company evaluated whether warrants to acquire its common stock contain provisions that protect holders from declines in the stock price or otherwise could result in modification of the exercise price and/or shares to be issued under the respective warrant agreements based on a variable that is not an input to the fair value of a “fixed-for-fixed” option.

The warrants issued to the Investor, in conjunction with the $18 million Original Convertible Note (see Note 11, Convertible Debt), contain a down-round provision. The Company concluded that the triggering event of the down-round provision was not based on an input to the fair value of “fixed-for-fixed” option and therefore is not considered indexed to the Company's stock. Since the warrant contains a net settlement provision, and it is not indexed to the Company's stock, it is accounted for as a liability.

The Company recognizes these warrants as a liability equal to their fair value on each reporting date. The Company measured the fair value of these warrants as of December 31, 2010, and recorded other expense of $197,098 resulting from the increase of the liability associated with the fair value of the warrants for the year. The Company measured the fair value of these warrants for the year ended December 31, 2009, and recorded other income of $808,786 resulting from the decrease of the liability associated with the fair value of the warrants for the year ended December 31, 2009, respectively. See Note 1, Fair Value Measurements. The Company computed the value of the warrants using the Black-Scholes method. The following are the key assumptions used to value the warrants as of the dates indicated (as adjusted to reflect the 1-for-6 reverse stock split effective February 3, 2010):

	December 31, 2010	December 31, 2009	February 27, 2009
Number of shares underlying warrants	293,610	244,251	174,367
Exercise price	$18.39	$22.108	$30.96
Fair value of warrants	$938,623	$741,525	$1,550,311
Volatility	83.04%	79.23%	87.89%
Risk-free interest rate	2.71%	3.39%	2.69%
Expected dividend yield	0%	0%	0%
Expected warrant life	6.17 years	7.17 years	8 years

The Company's recurring fair value measurements at December 31, 2010 related only to the warrants issued to the Investor, and had a fair value of $938,623. The inputs used in measuring the fair value of these warrants are of Level 3, significant unobservable inputs.

No other warrants issued by the Company contain both down-round provisions and net settlement provisions.

Recurring Level 3 Activity and Reconciliation

The table below provides a reconciliation of the beginning and ending balances for the liability measured at fair value using significant unobservable inputs (Level 3). The table reflects gains and losses for the twelve months for all financial liabilities categorized as Level 3 as of December 31, 2010 and 2009.

Fair Value Measurements Using Significant Unobservable Inputs (Level 3):

Warrant liability:
Balance as of January 1, 2009	$0
Initial measurement of warrants	1,550,311
Decrease in fair value of warrants	(808,786)
Balance as of December 31, 2009	741,525
Increase in fair value of warrants	$197,098
Balance as of December 31, 2010	$938,623